Other Accounts Payable And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Accounts Payable And Accrued Expenses [Abstract]
Employees and payroll accruals	$ 13,085	$ 13,199
Provision for warranty costs	2,985	4,801
Government authorities	4,609	5,507
Accrued expenses	20,312	9,676
Other accounts payable	4,535	2,907
Other accounts payable and accrued expenses	$ 45,526	$ 36,090